Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating activities
Net earnings	$ 40,933	$ 101,743	$ 47,900
Items not affecting cash:
Depreciation and amortization	53,502	50,926	47,886
Deferred income tax	(18,660)	(64,512)	(7,440)
(Earnings) loss from equity method investments	(1,230)	3,475	4,046
Stock option expense	3,169	2,335	2,761
Other	3,323	4,278	(7,099)
Incremental tax benefit on stock options exercised	(200)	(465)	(63)
Changes in non-cash working capital:
Accounts receivable	(19,889)	(22,452)	(39,078)
Inventories	(3,046)	(2,359)	299
Prepaid expenses and other current assets	(3,897)	(1,796)	1,348
Accounts payable	(963)	10,956	4,603
Accrued liabilities	28,979	(7,325)	66,184
Income tax payable	11,842	(1,383)	(3,331)
Unearned revenues	48	(2,946)	764
Other liabilities	9,080	9,739	(3,729)
Net cash provided by operating activities	102,991	80,214	115,051
Investing activities
Acquisitions of businesses, net of cash acquired (note 3)	(19,153)	(22,975)	(34,710)
Purchases of fixed assets	(44,395)	(37,400)	(32,460)
Changes in restricted cash	844	(156)	702
Other investing activities	850	1,685	343
Net cash used in investing activities	(61,854)	(58,846)	(66,125)
Financing activities
Increase in long-term debt	395,584	207,816	86,540
Repayment of long-term debt	(376,349)	(133,854)	(84,793)
Financing fees paid	(1,808)		(128)
Purchases of non-controlling interests	(8,040)	(56,621)	(39,058)
Sale of interests in subsidiaries to non-controlling interests	1,608	1,014	848
Contingent acquisition consideration paid	(7,133)	(1,623)	(318)
Proceeds received on exercise of stock options	6,933	5,190	4,551
Incremental tax benefit on stock options exercised	200	465	63
Dividends paid to preferred shareholders	(9,603)	(9,971)	(10,101)
Distributions paid to non-controlling interests	(16,321)	(10,617)	(8,654)
Repurchases of Subordinate Voting Shares	(7,314)	(20,308)
Repurchases of Preferred Shares	(9,896)	(3,746)
Net cash used in financing activities	(32,139)	(22,255)	(51,050)
Effect of exchange rate changes on cash	1,887	(1,673)	2,705
Increase (decrease) in cash and cash equivalents	10,885	(2,560)	581
Cash and cash equivalents, beginning of year	97,799	100,359	99,778
Cash and cash equivalents, end of year	$ 108,684	$ 97,799	$ 100,359